PARTNERSHIP CAPITAL - Special General and Limited Partnership Capital (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Equity		$ 26,039		$ 21,451		$ 26,039		$ 21,451		$ 26,391	$ 26,975	$ 21,952	$ 21,673
Unit issuance	[1]	4		3		8		6
General Partner | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Equity		19				19				19			19
Unit issuance						0				0
Conversion from Exchange LP Units						0				0
Conversion from BIPC exchangeable shares						0				0
Limited partners’ capital
Schedule of Partnership Units [Line Items]
Equity		5,419		4,275		5,419		4,275		5,702	5,741	4,129	4,233
Unit issuance	[1]	4		3		8		6
Limited partners’ capital | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Equity		6,085		5,532		6,085		5,532		6,074	$ 6,080	$ 5,529	5,526
Unit issuance		4	[1]	$ 3	[1]	8	[1]	$ 6	[1]	545
Conversion from Exchange LP Units						2				2
Conversion from BIPC exchangeable shares						1				1
Special General Partner and Limited Partner | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Equity		$ 6,104				6,104				6,093			$ 5,545
Unit issuance						8				545
Conversion from Exchange LP Units						2				2
Conversion from BIPC exchangeable shares						$ 1				$ 1

[1]	Refer to Note 16 Partnership Capital.